SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-    SHAREHOLDERS' EQUITY

a.Ordinary shares:

The ordinary shares of the Company confer on the holders thereof voting rights, rights to receive dividends and rights to participate in distribution of assets upon liquidation.

b.Treasury shares:

In July 2023, the Board authorized a share repurchase program allowing the Company to repurchase up to $500,000 of its ordinary shares and/or Convertible Notes. The initial repurchases pursuant to this repurchase program, as authorized by the Board and approved by the Israeli court, provided the Company with the authority to make repurchases of $300,000 of its ordinary shares and/or Convertible Notes through July 30, 2024. In February 2024, the Board increased this repurchase program by an additional $25,000.

In March and July 2024, the Board authorized share repurchase programs allowing the Company to repurchase up to an aggregate of $425,000 of its ordinary shares and/or Convertible Notes. Regulatory amendments passed earlier in 2024 eliminated the need for Israeli court approval for the Board-authorized repurchase programs, subject to certain conditions.

In February 2025, the Board authorized a share repurchase program allowing the Company to repurchase up to $200,000 of its ordinary shares and/or Convertible Notes. In May and August 2025, the Board increased the repurchase program by an additional $400,000 in aggregate.

During the year ended December 31, 2025, the Company repurchased 3,543,902 outstanding ordinary shares for $574,999. During the year ended December 31, 2024, the Company repurchased 3,593,721 outstanding ordinary shares for $466,302. During the year ended December 31, 2023, the Company repurchased 1,348,865 outstanding ordinary shares for $127,017.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

As of December 31, 2025, the Company had $225,000 remaining available under the share repurchase programs authorized by the Board. Refer to Note 20 for information on the authorization of a new share repurchase program in January 2026.

c.Share-based compensation:

In October 2013, the Board adopted a new Employee Shares Incentive Plan – the 2013 Incentive Compensation Plan, as amended from time to time, most recently on December 7, 2023 (the "2013 Plan"). The 2013 Plan provides for the grant of options, restricted shares, RSUs and PSUs.

Under the 2013 Plan, as of December 31, 2025, an aggregate of 1,907,903 shares were still available for future grant. Each option granted under the Plan expires no later than ten years from the date of grant. The vesting period of the options is generally four years, unless the Board or the Board's Compensation Committee determines otherwise. Any option which is forfeited or cancelled before expiration becomes available for future grants.

The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs, PSUs and employee share purchase rights issued pursuant to the Company's ESPP and recognized for the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$13,915	$14,146	$15,013
Research and development	127,503	126,462	119,482
Selling and marketing	36,971	38,755	41,277
General and administrative	58,987	61,358	48,853

Total share-based compensation expense	$237,376	$240,721	$224,625

Total unrecognized compensation cost amounted to $377,632 as of December 31, 2025, and is expected to be recognized over a weighted average period of approximately 2.69 years.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

d.Options granted to employees:

A summary of the activity in options granted to employees for the year ended December 31, 2025 is as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value

Balance at December 31, 2024	3,165,633	$107.86	4.38	$355,730

Granted	43,361	213.99
Exercised	(527,541)	49.98
Forfeited	(5,559)	135.53

Balance at December 31, 2025	2,675,894	120.93	3.81	47,603

Exercisable at December 31, 2025	2,564,968	119.34	3.63	46,946

Vested and expected to vest at December 31, 2025	2,672,608	$120.92	3.81	$47,527
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The Company estimates the fair value of share options granted using the Black-Scholes-Merton option-pricing model. The following table sets forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Expected volatility	56.26%-59.53%	58.16%-59.04%	59.91%
Expected dividends	0%	0%	0%
Expected term (in years)	5.12-5.18	5.10-5.16	5.05
Risk free rate	3.70%-4.31%	4.08%-4.45%	4.11%

The following table sets forth the parameters used in computation of the ESPP for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Expected volatility	40.52%-52.19%	34.52%-43.55%	50.40%-67.14%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	3.98%-4.21%	4.84%-5.27%	5.17%-5.47%

A summary of options data for the years ended December 31, 2025, 2024 and 2023, is as follows:

	Year ended December 31,
	2025	2024	2023

Weighted-average grant date fair value of options granted, per option	$127.95	$78.15	$84.97
Total intrinsic value of the options exercised	$55,684	$102,390	$19,450

The aggregate intrinsic value is calculated as the difference between the per-share exercise price and the deemed fair value of the Company's ordinary share for each share subject to an option multiplied by the number of shares subject to options at the date of exercise.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2025:

Exercise price (range)	Options outstanding as of December 31, 2025	Weighted average remaining contractual term	Options exercisable as of December 31, 2025	Weighted average remaining contractual term
		(years)		(years)

0-55.86	419,493	1.32	413,320	1.21
55.87-61.95	454,421	2.12	454,421	2.12
61.96-101.67	191,664	4.92	190,712	4.91
101.68-102.67	382,311	3.12	382,311	3.12
102.68-132.55	135,487	6.78	92,906	6.24
132.56-139	267,236	6.11	246,531	6.11
139.01-143.13	374,405	4.14	374,405	4.14
143.14-251.67	62,391	7.57	21,876	4.74
251.68-260.88	366,849	5.11	366,849	5.11
260.89-353.09	21,637	5.01	21,637	5.01

	2,675,894	3.81	2,564,968	3.63

During the years ended December 31, 2025, 2024, and 2023, employees purchased 355,694, 410,665, and 575,034 ordinary shares, respectively, under the Company’s ESPP. These shares were issued at weighted-average purchase prices of $129.27, $97.69, and $61.76 per share, resulting in total proceeds of $45,980, $40,116, and $35,511 for the years ended December 31, 2025, 2024, and 2023, respectively.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

e.A summary of RSUs and PSUs activity for the year ended December 31, 2025, is as follows:

	Number of shares	Weighted average grant date fair value per share

Unvested as of December 31, 2024	3,343,704	$116.59

Granted	1,894,096	169.7
Vested	(1,636,925)	125.29
Forfeited	(261,575)	129.14

Unvested as of December 31, 2025	3,339,300	$141.60

The weighted-average grant date fair value of RSUs and PSUs granted during the years ended December 31, 2024 and 2023 was $116.94 and $87.96 per share, respectively. The total fair value of RSUs and PSUs vested during the years ended December 31, 2025, 2024 and 2023 was $270,253, $220,381, and $126,599, respectively.
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

f.Comprehensive income:

The following table summarizes the changes in accumulated other comprehensive income, which is reported as a component of shareholders’ equity, for the years ended December 31, 2025 and 2024:

	Year ended December 31, 2025
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(326)	$7,568	$7,242
Other comprehensive income before reclassifications, net	331	44,537	44,868
Amounts reclassified from accumulated other comprehensive income to earnings:
Cost of revenues	—	(1,563)	(1,563)
Research and development, net	—	(20,206)	(20,206)
Selling and marketing	—	(6,995)	(6,995)
General and administrative	—	(4,401)	(4,401)
Financial expenses, net	(1)	—	(1)
Tax effect on other comprehensive income	(40)	(1,365)	(1,405)

Total accumulated other comprehensive income (loss), net	$(36)	$17,575	$17,539
NOTE 13:-    SHAREHOLDERS' EQUITY (Cont.)

	Year ended December 31, 2024
	Unrealized gain (losses) on marketable securities	Unrealized gain (losses) on cash flow hedges	Total

Beginning balance, net	$(3,096)	$7,288	$4,192
Other comprehensive income (loss) before reclassifications, net	2,736	(7,138)	(4,402)
Amounts reclassified from accumulated other comprehensive income (loss) to earnings:
Cost of revenues	—	360	360
Research and development, net	—	4,475	4,475
Selling and marketing	—	1,598	1,598
General and administrative	—	1,023	1,023
Financial income, net	(10)	—	(10)
Tax effect on other comprehensive income	44	(38)	6

Total accumulated other comprehensive income (loss), net	$(326)	$7,568	$7,242